FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Cash and due from banks	S/ 23,221,987	S/ 16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	10,919,624
Trading securities	4,024,737	4,015,019
Available-for-sale investments	24,423,891	18,685,667
Held-to-maturity Investments	4,413,373	5,118,420
Loans, net	95,977,277	90,561,768
Financial assets designated at fair value through profit or loss	537,685	459,099
Premiums and other policies receivable	656,829	643,224
Accounts receivable from reinsurers and coinsurers	715,695	454,187
Due from customers on acceptances	532,034	491,139
Other assets, note 12	2,460,951	2,228,684
Financial assets, at fair value	164,444,879	150,222,600
Liabilities [Abstract]
Deposits and obligations	97,170,411	85,916,387
Payables from repurchase agreements and security lendings	13,415,843	15,127,999
Due to banks and correspondents	7,996,889	7,493,916
Bankers’ acceptances outstanding	532,034	491,139
Financial liabilities at fair value through profit or loss	168,089	209,520
Accounts payable to reinsurers and coinsurers	235,185	233,892	S/ 241,847	S/ 220,910
Bonds and Notes issued	16,242,257	15,939,603
Other liabilities, note 12	3,873,013	3,213,995
Financial liabilities, at fair value	139,633,721	128,626,451
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
Trading securities	4,024,737	4,015,019
Available-for-sale investments	0	0
Held-to-maturity Investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, note 12	701,826	942,602
Financial assets, at fair value	4,726,563	4,957,621
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers’ acceptances outstanding	0	0
Financial liabilities at fair value through profit or loss	168,089	209,520
Accounts payable to reinsurers and coinsurers	0	0
Bonds and Notes issued	7,986,539	8,412,515
Other liabilities, note 12	636,762	673,015
Financial liabilities, at fair value	8,791,390	9,295,050
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
Trading securities	0	0
Available-for-sale investments	0	0
Held-to-maturity Investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	537,685	459,099
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, note 12	0	0
Financial assets, at fair value	537,685	459,099
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers’ acceptances outstanding	0	0
Financial liabilities at fair value through profit or loss	0	0
Accounts payable to reinsurers and coinsurers	0	0
Bonds and Notes issued	0	0
Other liabilities, note 12	0	0
Financial liabilities, at fair value	0	0
Loans and receivables, category [member]
Assets [Abstract]
Cash and due from banks	23,221,987	16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	10,919,624
Trading securities	0	0
Available-for-sale investments	0	0
Held-to-maturity Investments	0	0
Loans, net	95,977,277	90,561,768
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	656,829	643,224
Accounts receivable from reinsurers and coinsurers	715,695	454,187
Due from customers on acceptances	532,034	491,139
Other assets, note 12	1,759,125	1,286,082
Financial assets, at fair value	130,343,367	121,001,793
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers’ acceptances outstanding	0	0
Financial liabilities at fair value through profit or loss	0	0
Accounts payable to reinsurers and coinsurers	0	0
Bonds and Notes issued	0	0
Other liabilities, note 12	0	0
Financial liabilities, at fair value	0	0
Financial assets available-for-sale, category [member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
Trading securities	0	0
Available-for-sale investments	24,423,891	18,685,667
Held-to-maturity Investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, note 12	0	0
Financial assets, at fair value	24,423,891	18,685,667
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers’ acceptances outstanding	0	0
Financial liabilities at fair value through profit or loss	0	0
Accounts payable to reinsurers and coinsurers	0	0
Bonds and Notes issued	0	0
Other liabilities, note 12	0	0
Financial liabilities, at fair value	0	0
Held-to-maturity investments, category [member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
Trading securities	0	0
Available-for-sale investments	0	0
Held-to-maturity Investments	4,413,373	5,118,420
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, note 12	0	0
Financial assets, at fair value	4,413,373	5,118,420
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers’ acceptances outstanding	0	0
Financial liabilities at fair value through profit or loss	0	0
Accounts payable to reinsurers and coinsurers	0	0
Bonds and Notes issued	0	0
Other liabilities, note 12	0	0
Financial liabilities, at fair value	0	0
Financial liabilities at amortised cost, category [member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
Trading securities	0	0
Available-for-sale investments	0	18,685,667
Held-to-maturity Investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, note 12	0	0
Financial assets, at fair value	0	0
Liabilities [Abstract]
Deposits and obligations	97,170,411	85,916,387
Payables from repurchase agreements and security lendings	13,415,843	15,127,999
Due to banks and correspondents	7,996,889	7,493,916
Bankers’ acceptances outstanding	532,034	491,139
Financial liabilities at fair value through profit or loss	0	0
Accounts payable to reinsurers and coinsurers	235,185	233,892
Bonds and Notes issued	8,255,718	7,527,088
Other liabilities, note 12	3,236,251	2,540,980
Financial liabilities, at fair value	S/ 130,842,331	S/ 119,331,401